Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Debt
Notes payable and lines of credit as of December 31, 2013 and 2012 consisted of the following (in thousands):

	December 31, 2013	December 31, 2012
6.25% Senior notes due October 2021	$403,208	$—
Senior secured revolving credit facility	108,000	122,480
Term loan	—	296,250
Other debt	1,867	1,975
Total debt	513,075	420,705
Less: current maturities	(998)	(20,504)
Long-term debt	$512,077	$400,201

Schedule of Maturities of Long-term Debt	Future principal payments under long-term debt for each of the years ending December 31 are as follows (in thousands):

2014	$998
2015	869
2016	—
2017	—
2018	108,000
Thereafter	403,208
$513,075